Label	Element	Value
Langar Global HealthTech ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Langar Global HealthTech ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Langar Global HealthTech ETF (the “Fund”) seeks long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 51.92% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	51.92%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund intends to achieve its investment objective by investing a majority of its net assets in U.S. and foreign exchange-listed healthcare technology companies in the U.S and a number of developed countries around the world.  Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in U.S. and foreign exchange-listed equity securities of healthcare technology companies and American Depository Receipts (“ADRs”) on those securities. These securities may be of any market capitalization.
Langar Investment Management, LLC (the “Advisor”) uses a combination of a top-down review and a bottom-up research methodology to select fundamentally strong companies that develop technology to create efficiency in healthcare by addressing key pain points for patients, providers, payors, and/or hospitals. The Advisor defines pain points as consistent problems that a patient, provider and/or other healthcare stakeholder has when dealing with a product and/or service, which are unmet needs that are not adequately addressed for a company to solve in the market.  These companies are generally in one of the nine subsectors described below and may include robotic surgery companies, virtual and/or telemedicine companies, companies that develop next-generation insurance payment models, drug development companies leveraging artificial intelligence (AI), digital clinical trial companies, companies that address operational issues within a hospital, and companies that leverage large language model (LLM) AI to develop next best recommendation engines to improve/facilitate the intake, monitoring, and treatment of a patient.  The Advisor’s selection process has four main steps (as further described below): 1) Langar’s HealthTech classification; 2) Langar Rating™; 3) Langar’s HealthTech Industry Risk Score; and 4) Investment Committee review.
Langar’s HealthTech Classification
The Advisor starts by recategorizing public companies in the healthcare industry as defined by the Standard & Poor’s Global Industry Classification Standard (“GICS”) to determine the companies that fit into the Advisor’s definition of a HealthTech company.  The Advisor defines a “HealthTech Company” as a company that: i) develops technology to create efficiencies in healthcare by addressing key pain points of patients, providers, payors and/or hospitals; and ii) receives a majority of its revenue from HealthTech products and/or services as reported through filings with the SEC.  HealthTech companies can be grouped into nine subsectors:
Public HealthTech subsector definitions:
•	Access to Care – Provide care outside of a hospital setting through virtual, in-person, or a hybrid care combination.
•	Biopharma – Pharmaceutical and biotechnology companies that use artificial intelligence/machine learning (“AI/ML”) technologies as an integral part of their drug design or development process.
•	Clinical Trials – Enables the efficient deployment, tracking and/or completion of trials that support novel medications and/or treatments.
•	Decision Support – Provides clinicians with patient-specific information, which is intelligently filtered or presented at appropriate times to enhance care.
•	Hospital Operations – Improves the efficiency of hospital workflows that are required to provide care.
•	Insurance – Leverage AI/ML models to save costs and improve services of private and/or government programs.
•	Treatment Device – Devices that leverage an AI/ML algorithm to facilitate treatment of a specific medical problem.

Private HealthTech subsector definitions:
•	Lifestyle Wellness – Assists users in navigating their overall health and wellness journey using monitoring, counseling, education, and lifestyle changes that help prevent, treat, and provide care.
•	Prescription Management – Ensures a patient is properly educated, has access to and complies with prescribed usage of a medication.
Langar Rating™
Companies that meet the Advisor’s definition of a HealthTech Company are then screened using the Langar Rating™.  The Langar Rating™ is a proprietary metric developed by Langar Holdings, Inc. that helps assess a company’s fundamentals relative to its peers by reviewing press releases, publicly available filings, and third-party data analysis.  The metric includes an active assessment of the qualitative and quantitative strength of the company’s business fundamentals through a review of the company’s financial health, any relevant company controversies, whether the company’s products and/or services are involved in any vice areas, as defined by the Advisor (adult entertainment, alcoholic beverages, oil and gas exploration, cannabis, weapons/small arms, fur and specialty leathers, gambling, predatory lending, riot control, tobacco products and whale meat), and the strength of the company’s team (i.e., board of directors and management team) and culture (shared values, attitudes, behaviors, and standards that make up a company’s work environment as it relates to a company’s investment potential) (derived from a subset of Refinitiv’s Environmental, Social, and Governance database).  The purpose of the vice screen is to help identify and remove from the potential universe any companies that have and/or could have performance challenges as a result of controversies and adverse public sentiment regarding their products and/or services or overall company reputation.
Langar’s HealthTech Industry Risk Score
The Advisor then applies the Langar Industry Risk Score™ to assign an industry risk score to each company.  The proprietary algorithm evaluates the healthcare industry risk of the company by defining a quantitative risk and qualitative risk category for each company and weights the company accordingly.  The quantitative risk category includes revenue risk (which is defined as which customer segment contributes to a majority of the company’s revenue) and innovation risk (which evaluates how well a company has protected its intellectual property and whether they are able to generate a gross profit).  The qualitative risk category includes standard of care risk (which analyzes whether a company’s product and/or service has aligned with current clinical practices), and policy risk (which determines if the company’s product and/or service is subject to state and/or federal policy shifts).  The Advisor applies weighting to the portfolio based on the market cap and revenue growth to place more weight on high growth potential companies.
Investment Committee Review
Finally, each company is then reviewed by the Advisor’s Investment Committee, which includes a seasoned team of healthcare and financial subject matter experts and provides input on the companies presented before the portfolio manager selects the companies to be included in the Fund’s portfolio. However, the Fund’s portfolio manager has complete discretion over the companies ultimately selected for inclusion in the Fund’s portfolio.
On at least a quarterly basis, the Advisor may rebalance the portfolio to add new securities that meet the criteria discussed above, change the weighting of securities or remove securities that no longer meet the criteria discussed above.  The Advisor may sell securities at any time if the Advisor believes that the company has made a business decision that will negatively impact its long-term growth.
The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers. The Fund will also be concentrated (invest at least 25% of the Fund’s assets) in companies in healthcare industry as defined by GICS.
As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
From time to time the Fund may focus its investments in one or more particular sectors. As of December 31, 2025, the Fund focused its investments in the medical equipment sector.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information on the Fund’s results can be obtained by visiting www.langarfunds.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.langarfunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 6.97% (quarter ended June 30,2025) and the Fund’s lowest quarterly return was -3.82% (quarter ended September 30, 2025).

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2025
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Sep. 30, 2025
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(3.82%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees and expenses)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns Period Ended December 31, 2025
Langar Global HealthTech ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The loss of your money is a principal risk of investing in the Fund.
Langar Global HealthTech ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Langar Global HealthTech ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Langar Global HealthTech ETF | HealthTech Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
HealthTech Companies Risk:  HealthTech Companies may have limited product lines, markets, financial resources or personnel. Securities of HealthTech Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology and may be adversely affected by loss or impairment of those rights. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. HealthTech Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. HealthTech Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. The Fund invests primarily in the equity securities of HealthTech Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, changes in business cycles, competition, technological progress and rapid obsolescence, and government regulation. Furthermore, the adoption of AI by HealthTech Companies introduces unique risks, including ethical, regulatory, and safety concerns.

Langar Global HealthTech ETF | Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Concentration Risk:  Because the Fund invests more heavily in a particular industry, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the Fund's share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Additionally, some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries.

Langar Global HealthTech ETF | Small-Cap and Mid-Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Langar Global HealthTech ETF | Large-Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Langar Global HealthTech ETF | Foreign Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Securities. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments (including investments in ADRs) may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Langar Global HealthTech ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Langar Global HealthTech ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Langar Global HealthTech ETF | New Advisor Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
New Advisor Risk. The Advisor has only recently begun serving as an investment advisor. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund.

Langar Global HealthTech ETF | Limited History of Operations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Langar Global HealthTech ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Langar Global HealthTech ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the certain risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

◾
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund's net asset value.

◾
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Shares and the Fund's net asset value.

◾
The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund's net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

◾
When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

◾
In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Langar Global HealthTech ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Langar Global HealthTech ETF | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment.
All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.
Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Langar Global HealthTech ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector Risk.  The fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the fund's investments more than the market as a whole, to the extent that the fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.
o
Medical Equipment.  Companies in the medical equipment sector are affected by rising costs of medical products, devices and services, and the increased emphasis on the delivery of health care through outpatient services. Competition among medical equipment companies is high and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims, or other litigation. Medical equipment manufacturers are heavily dependent on patent protection, and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

Langar Global HealthTech ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Langar Global HealthTech ETF | Langar Global HealthTech ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,049
S&P 500 Health Care Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.91%	[1]
S&P 500 Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.81%	[1]
Langar Global HealthTech ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(1.15%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.51%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.07%)	[1]
Performance Inception Date	oef_PerfInceptionDate	Jan. 09, 2024
Langar Global HealthTech ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.51%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.07%)	[1]
Langar Global HealthTech ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.90%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.05%)	[1]

[1]	The Fund commenced operations on January 9, 2024.